Note 6 - Term Loans Payable - Short-term Loans Payable (Details) - CAD ($)	Sep. 30, 2024	Mar. 31, 2024
Statement Line Items [Line Items]
Loan payable on demand, unsecured with 10% interest per annum and no fixed term	$ 1,160,366	$ 1,138,520
Short-term portion	1,160,366	1,138,520
Long-term portion	0	0
Loan payable on demand, unsecured with 10% interest per annum and no fixed term [member]
Statement Line Items [Line Items]
Loan payable on demand, unsecured with 10% interest per annum and no fixed term	5,000	5,000
Loan payable on May 10, 2025, secured, with 11.35% interest per annum [member]
Statement Line Items [Line Items]
Loan payable on demand, unsecured with 10% interest per annum and no fixed term	$ 1,155,366	$ 1,133,520